Life Insurance Operations - Additional Information (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Policyholders Account In Life Insurance Business [Abstract]
Amortization of policy acquisition costs charged to income	¥ 4,366	¥ 3,840	¥ 8,658	¥ 7,747